Related party transactions	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Related party transactions

Note 29 Related party transactions
Subsidiaries
The following table shows BCE’s significant subsidiaries at December 31, 2017. BCE has other subsidiaries which have not been included in the table as each represents less than 10% individually and less than 20% in aggregate of total consolidated revenues.
All of these significant subsidiaries are incorporated in Canada and provide services to each other in the normal course of operations. The value of these transactions is eliminated on consolidation.

	OWNERSHIP PERCENTAGE
SUBSIDIARY	2017	2016
Bell Canada	100%	100%
Bell Mobility	100%	100%
Bell Media	100%	100%

Transactions with joint arrangements and associates
During 2017 and 2016, BCE provided communication services and received programming content and other services in the normal course of business on an arm’s length basis to and from its joint arrangements and associates. Our joint arrangements and associates include MLSE, Glentel Inc., and Dome Productions Partnership. From time to time, BCE may be required to make capital contributions in its investments.
In 2017, BCE recognized revenues and incurred expenses with our joint arrangements and associates of $11 million (2016 – $16 million) and $177 million (2016 – $180 million), respectively.

BCE Master Trust Fund
Bimcor Inc. (Bimcor), a wholly-owned subsidiary of Bell Canada, is the administrator of the Master Trust. Bimcor recognized management fees of $10 million from the Master Trust for 2017 and 2016. The details of BCE’s post-employment benefit plans are set out in Note 22, Post-employment benefit plans.

Compensation of key management personnel and board of directors
The following table includes compensation of key management personnel and the board of directors for the years ended December 31, 2017 and 2016 included in our income statements. Key management personnel include the company’s Chief Executive Officer (CEO), Group President and the executives who report directly to them.

FOR THE YEAR ENDED DECEMBER 31	2017	2016
Wages, salaries, fees and related taxes and benefits	(23)	(24)
Post-employment benefit plans and OPEBs cost	(3)	(4)
Share-based compensation	(23)	(27)
Key management personnel and board of directors compensation expense	(49)	(55)